Annual Total Returns- U.S. Government Money Market Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - U.S. Government Money Market Fund - Money Market	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	none	none	none	0.01%	0.09%	0.88%	1.22%	0.17%